Annual Operating Expenses {- Fidelity Series Large Cap Value Index Fund} - 01.31 Fidelity Series Large Cap Value Index Fund Series PRO-11 - Fidelity Series Large Cap Value Index Fund - Fidelity Series Large Cap Value Index Fund
Apr. 01, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none